Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.6%

	Argentina — 0.7%
32,870	Banco BBVA Argentina SA, ADR* (a)	106,828
31,000	Grupo Financiero Galicia SA, ADR	267,220
7,038	MercadoLibre, Inc.*	10,963,726
11,800	Telecom Argentina SA, ADR(a)	62,776

	Total Argentina	11,400,550

	Australia — 0.6%
479,184	Newcrest Mining, Ltd.	9,094,416

	Brazil — 2.8%
2,974,200	B3 SA - Brasil Bolsa Balcao	9,969,617
873,909	Banco Bradesco SA*	3,807,139
115,000	Blau Farmaceutica SA* 144A	1,140,867
1,182,933	Raia Drogasil SA*	5,825,259
1,884,800	Rumo SA*	7,193,104
725,500	TOTVS SA	5,443,581
353,000	Vale SA	7,967,008
189,538	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	2,139,071

	Total Brazil	43,485,646

	Chile — 0.3%
202,667	Cia Cervecerias Unidas SA, ADR(a)	4,081,713
4,978	Inversiones La Construccion SA	23,383

	Total Chile	4,105,096

	China — 32.4%
1,642,000	361 Degrees International, Ltd.*	894,385
70,271	Agile Group Holdings, Ltd.	91,030
923,700	Agricultural Bank of China, Ltd. Class A	433,155
12,190,000	Agricultural Bank of China, Ltd. Class H	4,238,171
374,322	Aier Eye Hospital Group Co., Ltd. Class A	4,111,983
4,301	Airtac International Group	165,943
1,424,691	Alibaba Group Holding, Ltd.*	40,360,298
111,589	Alibaba Group Holding, Ltd., ADR*	25,306,153
140,399	Anhui Conch Cement Co., Ltd. Class A	891,964
165,500	Anhui Conch Cement Co., Ltd. Class H	878,024
593,400	ANTA Sports Products, Ltd.	13,968,016
189,372	Autobio Diagnostics Co., Ltd. Class A	2,220,665
1,900	Autohome, Inc., ADR	121,524
23,210	Baidu, Inc., ADR*	4,732,519
1,132,800	Bank of China, Ltd. Class A	539,975
15,677,000	Bank of China, Ltd. Class H	5,632,201
32,000	Beijing Enterprises Water Group, Ltd.*	12,115
133,100	Budweiser Brewing Co. APAC, Ltd.	419,909
62,800	BYD Co., Ltd. Class A	2,439,514
962,515	BYD Electronic International Co., Ltd.(a)	6,321,042
2,500	Cango, Inc., ADR(a)	13,975

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
27,294	Changchun High & New Technology Industry Group, Inc. Class A	1,634,738
1,616,000	China Communications Services Corp., Ltd. Class H	807,391
13,425,000	China Construction Bank Corp. Class H	10,562,495
492,000	China Dongxiang Group Co., Ltd.	86,795
3,103,000	China Feihe, Ltd.	6,696,792
250,200	China Gas Holdings, Ltd.	763,566
133,500	China Hongqiao Group, Ltd.	180,846
1,522,159	China Jushi Co., Ltd. Class A	3,653,775
131,263	China Lesso Group Holdings, Ltd.	323,854
158,000	China Longyuan Power Group Corp., Ltd. Class H	272,223
1,542,000	China Machinery Engineering Corp. Class H	714,822
31,000	China Medical System Holdings, Ltd.	81,633
212,000	China Mengniu Dairy Co., Ltd.*	1,281,688
222,700	China Merchants Bank Co., Ltd. Class A	1,867,710
1,241,100	China Merchants Bank Co., Ltd. Class H	10,587,750
549,278	China National Building Material Co., Ltd. Class H	645,057
456,000	China Oriental Group Co., Ltd.	147,384
156,500	China Overseas Land & Investment, Ltd.	355,487
213,192	China Pacific Insurance Group Co., Ltd. Class A	955,849
1,344,200	China Pacific Insurance Group Co., Ltd. Class H	4,232,079
51,500	China Railway Group, Ltd. Class A	41,765
33,286	China Railway Signal & Communication Corp., Ltd. Class A	29,312
2,432,000	China Reinsurance Group Corp. Class H	247,401
270,000	China Resources Beer Holdings Co., Ltd.	2,425,040
48,000	China Resources Cement Holdings, Ltd.	45,615
54,000	China Resources Gas Group, Ltd.	324,034
790,000	China Resources Land, Ltd.	3,199,328
324,800	China Resources Mixc Lifestyle Services, Ltd.	2,222,953
21,000	China Sanjiang Fine Chemicals Co., Ltd.	8,518
19,100	China Shenhua Energy Co., Ltd. Class A*	57,701
157,500	China Shenhua Energy Co., Ltd. Class H	308,678
14,500	China Tian Lun Gas Holdings, Ltd.(a)	14,956
191,663	China Tourism Group Duty Free Corp., Ltd. Class A	8,901,727
281,098	China Vanke Co., Ltd. Class A	1,035,827
2,000	Chlitina Holding, Ltd.	14,787
32,600	Contemporary Amperex Technology Co., Ltd. Class A*	2,698,230
982,909	Country Garden Holdings Co., Ltd.(a)	1,101,143
368,300	Country Garden Services Holdings Co., Ltd.	3,979,007
17,500	Dali Foods Group Co., Ltd.	10,433
479,700	ENN Energy Holdings, Ltd.	9,129,672
94,100	Eve Energy Co., Ltd. Class A	1,513,563
1,262,996	Fangda Special Steel Technology Co., Ltd. Class A	1,325,262
113,200	Fangda Special Steel Technology Co., Ltd. Class A (Shanghai Exchange)	118,781
171,598	Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,424,551
15,300	Full Truck Alliance Co., Ltd., ADR*	311,814
478,000	Fuyao Glass Industry Group Co., Ltd. Class H	3,366,869
93,300	Gongniu Group Co., Ltd. Class A	2,916,776
708,500	Great Wall Motor Co., Ltd. Class H	2,289,942
2,032,139	Gree Real Estate Co., Ltd. Class A*	2,317,880

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
332,000	Greenland Hong Kong Holdings, Ltd.	106,878
954,000	Guangdong Investment, Ltd.	1,370,956
44,200	Guangdong Tapai Group Co., Ltd. Class A	70,321
12,400	Guangzhou R&F Properties Co., Ltd. Class H	14,147
6,000	Haitian International Holdings, Ltd.	20,127
37,000	Hengan International Group Co., Ltd.(a)	247,751
477,803	Hengli Petrochemical Co., Ltd. Class A	1,940,362
1,225,402	Hisense Home Appliances Group Co., Ltd. Class A	2,725,244
40,410	Hisense Home Appliances Group Co., Ltd. Class H	55,782
31,753	Hollysys Automation Technologies, Ltd.	473,120
115,834	Hongfa Technology Co., Ltd. Class A	1,124,019
4,000	Hopson Development Holdings, Ltd.	18,337
1,304,575	Huafon Chemical Co., Ltd. Class A	2,866,998
937,000	Industrial & Commercial Bank of China, Ltd. Class A*	749,722
5,634,535	Industrial & Commercial Bank of China, Ltd. Class H	3,308,521
127,000	Jafron Biomedical Co., Ltd. Class A	1,697,408
181,040	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,904,416
572,000	Jiangxi Copper Co., Ltd. Class H(a)	1,171,127
64,016	JinkoSolar Holding Co., Ltd., ADR* (a)	3,586,176
2,600	JOYY, Inc., ADR	171,522
207,301	Keboda Technology Co., Ltd. Class A	2,422,247
4,500	Kingboard Holdings, Ltd.	24,975
892,000	Kingdee International Software Group Co., Ltd.*	3,026,610
307,000	Kingsoft Corp., Ltd.	1,840,217
78,000	Kunlun Energy Co., Ltd.	71,915
24,204	Kweichow Moutai Co., Ltd. Class A	7,704,210
174,809	KWG Group Holdings, Ltd.	234,104
325,500	Li Ning Co., Ltd.	3,973,474
359,000	Logan Group Co., Ltd.	537,170
447,224	Lomon Billions Group Co., Ltd. Class A	2,393,427
365,000	Longfor Group Holdings, Ltd.	2,044,528
212,240	LONGi Green Energy Technology Co., Ltd. Class A	2,918,138
146,000	Lonking Holdings, Ltd.	47,189
33,596	Maxscend Microelectronics Co., Ltd. Class A	2,794,705
50,800	Meituan Class B*	2,095,884
641,214	Midea Group Co., Ltd. Class A	7,082,535
103,337	MINISO Group Holding, Ltd., ADR*	2,148,376
651,873	NetEase, Inc.	14,765,217
27,565	NetEase, Inc., ADR	3,176,866
1,848,000	Netjoy Holdings, Ltd.*	1,577,707
3,896,000	PICC Property & Casualty Co., Ltd. Class H	3,411,449
95,400	Ping An Insurance Group Co. of China, Ltd. Class A	949,061
1,397,900	Ping An Insurance Group Co. of China, Ltd. Class H	13,689,460
599,000	Postal Savings Bank of China Co., Ltd. Class A*	465,372
937,000	Q Technology Group Co., Ltd.	1,920,851
975,983	Sany Heavy Industry Co., Ltd. Class A	4,390,938
164,653	SF Holding Co., Ltd. Class A	1,725,156
1,028,995	Shaanxi Coal Industry Co., Ltd. Class A	1,887,129
2,086,500	Shandong Gold Mining Co., Ltd. Class H(a)	3,691,613

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
223,600	Shandong Sinocera Functional Material Co., Ltd. Class A	1,687,005
660,500	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	5,332,752
209,202	Shanghai Hanbell Precise Machinery Co., Ltd. Class A	869,321
371,885	Shenzhen Senior Technology Material Co., Ltd. Class A	2,381,026
223,200	Shenzhen Sunlord Electronics Co., Ltd. Class A	1,339,245
634,918	Shenzhen Topband Co., Ltd. Class A	1,767,742
321,500	Shenzhou International Group Holdings, Ltd.	8,118,384
656,000	Shimao Group Holdings, Ltd.	1,608,354
552,000	Simcere Pharmaceutical Group, Ltd.	993,704
674,700	Sinoma Science & Technology Co., Ltd. Class A	2,732,653
450,878	Sinopec Engineering Group Co., Ltd. Class H	292,037
563,200	Sinopharm Group Co., Ltd. Class H	1,675,273
220,200	Sinoseal Holding Co., Ltd. Class A	1,316,814
702,546	Sinotruk Hong Kong, Ltd.	1,505,356
79,500	Sun Art Retail Group, Ltd.*	59,171
10,800	Sungrow Power Supply Co., Ltd. Class A	192,317
137,200	Sunny Optical Technology Group Co., Ltd.	4,335,505
63,769	TAL Education Group, ADR*	1,608,892
923,400	Tencent Holdings, Ltd.	69,440,641
17,819	Tencent Holdings, Ltd., ADR(a)	1,341,771
439,106	Tencent Music Entertainment Group, ADR*	6,797,361
106,900	Thunder Software Technology Co., Ltd. Class A	2,598,444
832,400	Tongcheng-Elong Holdings, Ltd.*	2,083,720
1,976,000	TravelSky Technology, Ltd. Class H(a)	4,264,538
77,624	Trip.com Group, Ltd., ADR*	2,752,547
71,900	Tsingtao Brewery Co., Ltd. Class A*	1,286,899
30,000	Tsingtao Brewery Co., Ltd. Class H	322,952
98,000	Vipshop Holdings, Ltd., ADR*	1,967,840
48,400	Wanhua Chemical Group Co., Ltd. Class A	815,125
54,000	Want Want China Holdings, Ltd.	38,244
1,215,000	Weichai Power Co., Ltd. Class H	2,700,400
53,757	Weifu High-Technology Group Co., Ltd. Class A	173,298
84,495	Will Semiconductor Co., Ltd. Class A	4,210,725
23,100	Winner Medical Co., Ltd. Class A	441,948
916,138	Winning Health Technology Group Co., Ltd. Class A	2,306,845
126,000	Wuxi Biologics Cayman, Inc.*	2,308,801
277,524	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	2,583,057
1,094,000	Xinyi Solar Holdings, Ltd.(a)	2,361,034
20,000	Yadea Group Holdings, Ltd.	43,009
630,100	Yangzijiang Shipbuilding Holdings, Ltd.	660,944
17,000	Yum China Holdings, Inc.	1,126,250
563,060	Yuzhou Group Holdings Co., Ltd.(a)	144,284
107,331	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	7,446,701
28,000	Zhejiang Expressway Co., Ltd. Class H	24,914
602,128	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	2,234,642
40,600	Zhejiang Weixing New Building Materials Co., Ltd. Class A	129,878
1,007,235	Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	1,812,928
568,000	Zhongsheng Group Holdings, Ltd.	4,724,892
855,124	Zhuzhou Kibing Group Co., Ltd. Class A	2,456,275

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
60,800	Zhuzhou Kibing Group Co., Ltd. Class A (Shanghai Exchange)	174,643
501,598	Zijin Mining Group Co., Ltd. Class A	752,228
2,060,000	Zijin Mining Group Co., Ltd. Class H	2,769,356
1,250,800	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,309,451
36,500	Zylox-Tonbridge Medical Technology Co., Ltd.* (b)	200,693

	Total China	504,282,346

	Czech Republic — 0.1%
5,866	CEZ AS	174,001
156,555	Moneta Money Bank AS*	594,672
78	Philip Morris CR AS	51,786

	Total Czech Republic	820,459

	Egypt — 0.0%
13,972	Eastern Co. SAE	10,549
63,095	ElSewedy Electric Co.	34,050

	Total Egypt	44,599

	Hong Kong — 0.9%
48,500	Kingboard Laminates Holdings, Ltd.	108,793
290,200	Link REIT	2,811,997
81,000	PAX Global Technology, Ltd.	93,142
719,000	Sino Biopharmaceutical, Ltd.	705,497
831,000	Vinda International Holdings, Ltd.(a)	2,557,466
560,000	Vitasoy International Holdings, Ltd.(a)	2,080,391
188,000	WH Group, Ltd.(a)	168,976
1,172,000	Xinyi Glass Holdings, Ltd.	4,776,528

	Total Hong Kong	13,302,790

	India — 11.8%
149,571	Asian Paints, Ltd.	6,040,793
114,751	Aurobindo Pharma, Ltd.	1,489,771
91,470	Bajaj Auto, Ltd.*	5,095,887
46,691	Bajaj Finance, Ltd.*	3,774,603
1,020,000	Bharat Electronics, Ltd.	2,446,737
65,295	Britannia Industries, Ltd.	3,208,881
1,099,086	Cipla, Ltd.*	14,358,502
143,550	Colgate-Palmolive India, Ltd.	3,256,671
112,000	Coromandel International, Ltd.	1,352,046
878,164	HCL Technologies, Ltd.	11,642,496
482,414	HDFC Bank, Ltd.	9,715,778
49,933	Hindustan Unilever, Ltd.	1,662,642
489,009	Housing Development Finance Corp., Ltd.	16,300,519
251,845	ICICI Bank, Ltd.*	2,139,480
1,094,563	Infosys, Ltd.	23,266,642
388,356	Infosys, Ltd., ADR	8,229,264
167,444	InterGlobe Aviation, Ltd.*	3,878,380
7,159	JSW Energy, Ltd.	16,205

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued
320,718	Kotak Mahindra Bank, Ltd.*	7,356,278
517	Larsen & Toubro Infotech, Ltd.	28,316
563,527	Manappuram Finance, Ltd.	1,280,123
17,000	Mindtree, Ltd.	594,188
2,305,203	Motherson Sumi Systems, Ltd.*	7,519,124
132,853	Muthoot Finance, Ltd.	2,641,957
980,000	NMDC, Ltd.	2,429,234
10,500	Oracle Financial Services Software, Ltd.	515,599
536,833	Reliance Industries, Ltd.	15,253,482
23,775	Reliance Industries, Ltd. (Partly Paid-up Shares)	475,388
364,365	Tata Consultancy Services, Ltd.	16,426,572
58,269	Titan Co., Ltd.	1,361,870
756,647	UPL, Ltd.	8,082,574
280,230	Wipro, Ltd.	2,058,840
243,044	Yes Bank, Ltd.*	44,469

	Total India	183,943,311

	Indonesia — 1.1%
246,400	Aneka Tambang Tbk	39,084
4,416,800	Bank Central Asia Tbk PT	9,176,283
6,599,600	Bank Mandiri Persero Tbk PT	2,685,355
2,811,100	Bank Negara Indonesia Persero Tbk PT	897,613
1,907,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	92,734
11,703,825	Bank Rakyat Indonesia Persero Tbk PT	3,180,212
1,187,100	Bukit Asam Tbk PT	163,738
248,800	Erajaya Swasembada Tbk PT	11,839
816,000	Indo Tambangraya Megah Tbk PT	799,117
28,622,500	Panin Financial Tbk PT*	371,106
4,771,200	Ramayana Lestari Sentosa Tbk PT	222,108
592,200	Telkom Indonesia Persero Tbk PT	128,650
9,300	United Tractors Tbk PT	12,988

	Total Indonesia	17,780,827

	Italy — 0.2%
435,900	Prada SpA	3,308,885

	Macau — 0.4%
1,085,600	Sands China, Ltd.*	4,571,183
1,357,000	SJM Holdings, Ltd.*	1,481,790

	Total Macau	6,052,973

	Mexico — 3.0%
17,700	Alpek SAB de CV	21,798
14,700	Arca Continental SAB de CV	85,171
135,456	Banco del Bajio SA	243,488
611,180	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(a)	770,479
3,000	Coca-Cola Femsa SAB de CV, ADR	158,790
10,600	Concentradora Fibra Danhos SA de CV REIT	11,830

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
6,300	Corp Inmobiliaria Vesta SAB de CV	12,290
347,071	Credito Real SAB de CV SOFOM ER* (a)	174,141
21,282	El Puerto de Liverpool SAB de CV(a)	94,329
303,280	Fibra Uno Administracion SA de CV REIT	327,492
135,291	Fomento Economico Mexicano SAB de CV, ADR	11,433,442
3,175	Gruma SAB de CV Class B	35,729
800	Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	41,768
54,271	Grupo Aeroportuario del Centro Norte SAB de CV Class B*	355,928
665,800	Grupo Aeroportuario del Pacifico SAB de CV Class B*	7,136,688
16,800	Grupo Bimbo SAB de CV Series A	37,042
1,941,696	Grupo Financiero Banorte SAB de CV Series O	12,517,822
31,274	Grupo Financiero Inbursa SAB de CV Series O*	30,849
1,225,308	Grupo Mexico SAB de CV Series B	5,782,373
12,700	Infraestructura Energetica Nova SAB de CV* (a)	51,602
37,300	Kimberly-Clark de Mexico SAB de CV Class A	66,336
7,700	Orbia Advance Corp. SAB de CV	20,153
48,690	Qualitas Controladora SAB de CV	228,282
62,918	Regional SAB de CV	373,296
4,500	Ternium SA, ADR(a)	173,070
167,707	Unifin Financiera SAB de CV* (a)	256,903
2,090,915	Wal-Mart de Mexico SAB de CV	6,837,572

	Total Mexico	47,278,663

	Netherlands — 0.9%
133,778	Heineken Holding NV	13,477,097

	Peru — 0.3%
41,841	Credicorp, Ltd.*	5,067,364
2,100	Southern Copper Corp.	135,072

	Total Peru	5,202,436

	Philippines — 0.3%
80,000	Aboitiz Power Corp.	40,070
64,910	Manila Electric Co.	368,597
10,174,300	Megaworld Corp.	673,215
3,308,000	Metro Pacific Investments Corp.	263,610
18,150	Security Bank Corp.	43,874
592,100	Semirara Mining & Power Corp. Class A	178,788
1,058,530	Universal Robina Corp.	3,133,413

	Total Philippines	4,701,567

	Poland — 0.7%
191,677	Allegro.eu SA*	3,303,873
8,043	Budimex SA	591,552
42,721	Dino Polska SA*	3,140,953
10,442	Lubelski Wegiel Bogdanka SA*	78,171
108,000	Powszechna Kasa Oszczednosci Bank Polski SA*	1,073,192
296,602	Powszechny Zaklad Ubezpieczen SA*	2,859,284

	Total Poland	11,047,025

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Portugal — 0.3%
234,928	Jeronimo Martins SGPS SA	4,284,887

	Qatar — 0.2%
300,098	Doha Bank QPSC	232,760
54,129	Qatar Electricity & Water Co. QSC	247,676
587,586	Qatar National Bank QPSC	2,896,778
229,614	Qatar National Cement Co. QSC	315,317

	Total Qatar	3,692,531

	Russia — 5.7%
220,400	Coca-Cola HBC AG*	7,958,888
89,174	Evraz Plc	729,281
110,619	Globaltrans Investment Plc, Reg S, GDR(c)	793,138
131,576	HeadHunter Group Plc, ADR	5,574,875
221,290	LSR Group PJSC, Reg S, GDR(c)	462,496
4,932	LUKOIL PJSC, ADR	453,744
35,835	Magnit PJSC, Reg S, GDR(c)	519,787
68,911	Magnitogorsk Iron & Steel Works PJSC, Reg S, GDR(c)	740,104
277,902	MMC Norilsk Nickel PJSC, ADR(a)	9,468,121
20,300	Mobile Telesystems PJSC, ADR	187,978
9,400	Novatek PJSC, Reg S, GDR(c)	2,061,420
149,124	Novolipetsk Steel PJSC, GDR	4,697,406
10,051	PhosAgro PJSC, Reg S, GDR(c)	203,432
308,113	Polymetal International Plc	6,616,617
46,139	Polyus PJSC, Reg S, GDR(c)	4,463,948
65,252	QIWI Plc, ADR(a)	695,586
1,341	QIWI Plc (Moscow Exchange), ADR	14,373
3,353	Ros Agro Plc, Reg S, GDR(c)	46,137
165,000	Sberbank of Russia PJSC, ADR	2,753,850
776,621	Sberbank of Russia PJSC (London Exchange), ADR	12,895,792
76,349	Severstal PAO, Reg S, GDR(c)	1,641,504
2,513,189	Surgutneftegas PJSC, ADR	12,470,444
74,414	Tatneft PJSC, ADR	3,245,939
9,384	TCS Group Holding Plc, Reg S, GDR(c)	821,100
45,630	X5 Retail Group NV, Reg S, GDR(c)	1,599,788
115,598	Yandex NV Class A* (a)	8,178,559

	Total Russia	89,294,307

	South Africa — 2.7%
17,500	Anglo American Platinum, Ltd.	2,021,513
4,365	Astral Foods, Ltd.	48,343
63,428	Capitec Bank Holdings, Ltd.	7,491,556
537,326	Clicks Group, Ltd.(a)	9,245,601
247,000	Impala Platinum Holdings, Ltd.	4,073,608
114,519	Investec, Ltd.	437,264
44,728	Kumba Iron Ore, Ltd.(a)	2,006,640
159,125	Lewis Group, Ltd.	377,788
46,338	Mr Price Group, Ltd.(a)	683,188
317,000	MTN Group*	2,291,791

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
40,454	Naspers, Ltd. Class N	8,494,355
1,236,449	RMB Holdings, Ltd.	121,231
283,530	SPAR Group, Ltd. (The)	3,591,893
171,647	Truworths International, Ltd.	693,380
76,730	Wilson Bayly Holmes-Ovcon, Ltd.*	607,230

	Total South Africa	42,185,381

	South Korea — 7.9%
37,022	BNK Financial Group, Inc.	254,123
102,822	Coupang, Inc.* (a)	4,300,016
2,549	Coway Co., Ltd.	178,135
24,232	Daewoo Engineering & Construction Co., Ltd.*	171,065
1,459	Daou Data Corp.	20,535
4,181	DB Insurance Co., Ltd.	203,453
1,821	DL Holdings Co., Ltd.	129,361
80,646	Dongwon Development Co., Ltd.	443,279
43,516	Douzone Bizon Co., Ltd.	3,207,235
3,904	Eugene Corp.	20,245
506	GS Engineering & Construction Corp.	19,276
191	GS Home Shopping, Inc.(d)	26,272
8,094	GS Retail Co., Ltd.	277,790
157,000	Hana Financial Group, Inc.	6,419,971
7,661	Hansol Chemical Co., Ltd.	1,670,093
16,921	HDC Hyundai Development Co-Engineering & Construction	473,304
17,729	Hyundai Engineering & Construction Co., Ltd.	917,818
12,471	Hyundai Marine & Fire Insurance Co., Ltd.	282,387
335	Hyundai Mobis Co., Ltd.	86,862
49,878	Kakao Corp.	7,219,388
82,979	KB Financial Group, Inc.	4,111,555
14,500	KIWOOM Securities Co., Ltd.	1,686,720
19,000	Korea Investment Holdings Co., Ltd.	1,737,779
216	Korea Petrochemical Ind Co., Ltd.	45,649
8,214	Korea Real Estate Investment & Trust Co., Ltd.	17,214
369	Korea Zinc Co., Ltd.	141,387
35,064	KT&G Corp.	2,627,893
23,448	Kumho Petrochemical Co., Ltd.(a)	4,559,883
58,191	LG Corp.	5,296,433
10,764	LG Electronics, Inc.	1,562,771
13,723	LG Household & Health Care, Ltd.	21,471,319
9,538	LG Innotek Co., Ltd.	1,888,713
27,502	NAVER Corp.	10,195,875
16	NCSoft Corp.	11,650
3,712	NHN KCP Corp.*	191,508
681	POSCO	210,441
6,695	Samsung Card Co., Ltd.	203,915
11,000	Samsung Electro-Mechanics Co., Ltd.	1,728,899
235,408	Samsung Electronics Co., Ltd.	16,869,356
5,855	Samsung Electronics Co., Ltd., Reg S, GDR(c)	10,442,393
569	Samsung Electronics Co., Ltd., Reg S (London Exchange), GDR(c)	926,332

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
21,431	Samsung Fire & Marine Insurance Co., Ltd.	4,196,187
4,305	Samsung Life Insurance Co., Ltd.	305,056
1,056	Samsung SDS Co., Ltd.	173,476
101,000	Shinhan Financial Group Co., Ltd.	3,641,256
8,544	Soulbrain Co., Ltd.	2,493,818
1,105	Taeyoung Engineering & Construction Co., Ltd.	12,265
1,846	Webzen, Inc.*	50,734
2,822	Woori Financial Group, Inc.	28,692

	Total South Korea	123,149,777

	Taiwan — 17.0%
22,107	Accton Technology Corp.	262,229
52,000	Acer, Inc.	54,683
8,227	Acter Group Corp., Ltd.	59,350
740,003	Advantech Co., Ltd.	9,162,890
28,000	Arcadyan Technology Corp.	107,026
807,689	Asustek Computer, Inc.*	10,769,187
28,531	Aten International Co., Ltd.	86,835
1,095,000	Catcher Technology Co., Ltd.	7,152,624
1,090,595	Cathay Financial Holding Co., Ltd.	2,109,756
771,421	Chailease Holding Co., Ltd.*	5,606,559
26,000	Channel Well Technology Co., Ltd.	52,443
186,110	Chicony Electronics Co., Ltd.	537,039
11,000	China General Plastics Corp.	14,943
29,000	Chipbond Technology Corp.	74,939
189,013	Chong Hong Construction Co., Ltd.	537,275
326,416	Coretronic Corp.	718,144
2,465,050	CTBC Financial Holding Co., Ltd.	2,008,313
694,818	Delta Electronics, Inc.	7,556,029
938,000	E Ink Holdings, Inc.	2,511,433
3,671,791	E.Sun Financial Holding Co., Ltd.	3,465,881
2,000	Eclat Textile Co., Ltd.	47,088
369,665	Elan Microelectronics Corp.*	2,580,524
170,517	Elite Material Co., Ltd.	1,334,148
45,000	eMemory Technology, Inc.*	2,156,124
11,000	Everlight Electronics Co., Ltd.	20,806
197,092	Farglory Land Development Co., Ltd.	377,030
10,000	Feng Hsin Steel Co., Ltd.*	29,179
824,348	FLEXium Interconnect, Inc.	3,994,149
35,000	Formosa Plastics Corp.	129,385
156,708	Foxconn Technology Co., Ltd.	369,519
4,074,160	Fubon Financial Holding Co., Ltd.	10,805,937
13,000	Getac Technology Corp.	25,662
586,000	Giant Manufacturing Co., Ltd.	6,698,645
521,000	Gigabyte Technology Co., Ltd.	2,010,139
566,777	Grand Pacific Petrochemical*	609,241
15,000	Greatek Electronics, Inc.	42,423
172,000	Highwealth Construction Corp.	269,459
21,000	Holtek Semiconductor, Inc.	75,370

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
2,875,777	Hon Hai Precision Industry Co., Ltd.	11,559,875
209,759	Huaku Development Co., Ltd.	639,911
118,000	IEI Integration Corp.	211,331
2,000	Innodisk Corp.	13,674
74,687	International Games System Co., Ltd.	2,251,667
38,000	Kung Long Batteries Industrial Co., Ltd.	205,258
292,443	Lite-On Technology Corp., ADR	604,566
85,000	Lotes Co., Ltd.	1,781,606
112,000	Makalot Industrial Co., Ltd.	1,101,409
397,910	MediaTek, Inc.	13,738,517
358,060	Mercuries Life Insurance Co., Ltd.*	120,028
39,305	Merry Electronics Co., Ltd.	148,826
1,184,099	Micro-Star International Co., Ltd.	6,693,426
22,000	Mitac Holdings Corp.	21,793
10,144	Nan Liu Enterprise Co., Ltd.	52,791
28,000	Nan Ya Plastics Corp.	83,611
68,000	Nantex Industry Co., Ltd.	350,220
374,912	Novatek Microelectronics Corp.	6,714,440
42,000	Pegatron Corp.	103,709
7,692	Pharmally International Holding Co., Ltd.* (d)	11,719
235,000	Phison Electronics Corp.	4,048,452
679,998	President Chain Store Corp.	6,418,644
14,000	Primax Electronics, Ltd.	28,641
402,437	Quanta Computer, Inc.	1,263,822
952,000	Radiant Opto-Electronics Corp.	4,151,386
245,000	Realtek Semiconductor Corp.	4,440,556
88,000	RichWave Technology Corp.	1,530,229
27,666	Sea, Ltd., ADR*	7,597,084
98,190	Shinkong Insurance Co., Ltd.	141,492
53,985	Simplo Technology Co., Ltd.	695,581
16,000	Sinon Corp.	12,921
5,000	Soft-World International Corp.	18,753
18,000	Standard Foods Corp.	34,950
129,000	Syncmold Enterprise Corp.	386,132
4,000	Systex Corp.	12,978
14,079	Tah Hsin Industrial Corp.	38,858
407,644	Taiwan Cement Corp.	746,159
11,000	Taiwan PCB Techvest Co., Ltd.	18,555
1,591,359	Taiwan Semiconductor Manufacturing Co., Ltd.	33,983,261
420,650	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	50,545,304
8,333	TCI Co., Ltd.	76,862
5,000	Topco Scientific Co., Ltd.	22,432
247,583	Transcend Information, Inc.	656,667
142,822	Tripod Technology Corp.	692,004
446,000	TXC Corp.	2,016,904
3,270,351	Uni-President Enterprises Corp.	8,591,824
85,356	United Integrated Services Co., Ltd.	650,988
177,061	United Microelectronics Corp.	337,441
118,772	Universal, Inc.	385,783

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
41,000	Vanguard International Semiconductor Corp.	173,638
62,251	Voltronic Power Technology Corp.	3,005,028
6,000	Xxentria Technology Materials Corp.	15,763
138,000	Youngtek Electronics Corp.	431,397
5,506	Yulon Nissan Motor Co., Ltd.	53,652

	Total Taiwan	264,054,924

	Thailand — 0.2%
81,000	Land & Houses PCL Class F	20,092
915,000	Pruksa Holding PCL Class F	393,978
488,000	PTT Exploration & Production PCL Class F	1,789,080
19,000	Siam Cement PCL (The) Class F	258,471
8,700	Siam Cement PCL (The), NVDR	117,267
75,500	Siam Commercial Bank PCL (The) Class F	230,858
47,900	SPCG PCL Class F	28,097
53,600	Sri Trang Agro-Industry PCL Class F	67,732
440,100	Supalai PCL Class F	282,872
3,403,200	TMBThanachart Bank PCL Class F	118,926

	Total Thailand	3,307,373

	Turkey — 0.6%
253,861	Arcelik AS	870,798
150,282	BIM Birlesik Magazalar AS	1,075,111
2,131,364	Dogan Sirketler Grubu Holding AS	696,757
78,245	Enerjisa Enerji AS	93,218
35,080	Enka Insaat ve Sanayi AS	37,674
576,683	Eregli Demir ve Celik Fabrikalari TAS	1,194,854
192,345	Ford Otomotiv Sanayi AS	3,768,301
124,219	Koza Altin Isletmeleri AS*	1,674,365
9,353	Tofas Turk Otomobil Fabrikasi AS	31,803
2,057	Turk Traktor ve Ziraat Makineleri AS	40,063
92,272	Turkcell Iletisim Hizmetleri AS	171,002

	Total Turkey	9,653,946

	United Arab Emirates — 0.3%
176,076	Dubai Islamic Bank PJSC	231,051
154,954	First Abu Dhabi Bank PJSC	704,499
649,529	Network International Holdings Plc*	3,281,397

	Total United Arab Emirates	4,216,947

	United Kingdom — 1.3%
653,600	HSBC Holdings Plc	3,774,727
266,814	Unilever Plc	15,593,210

	Total United Kingdom	19,367,937

	United States — 0.9%
27,899	Globant SA*	6,114,903
607,000	JBS SA	3,520,173

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares		Description	Value ($)

		United States — continued
381,000		JS Global Lifestyle Co., Ltd.	1,071,982
51,000		Parade Technologies, Ltd.	2,535,128

		Total United States	13,242,186

		TOTAL COMMON STOCKS (COST $1,206,749,650)	1,455,778,882

		INVESTMENT COMPANY — 0.1%

		United States — 0.1%
24,541		iShares Core MSCI Emerging Markets ETF	1,644,002

		TOTAL INVESTMENT COMPANY (COST $1,655,597)	1,644,002

		PREFERRED STOCKS — 0.9%

		Brazil — 0.4%
1,147,806		Banco Bradesco SA, 4.60%	5,885,598

		Chile — 0.0%
120,578		Embotelladora Andina SA, 6.68% Series B	281,577

		Colombia — 0.0%
2,095		Banco Davivienda SA, 1.57%	15,451
691,813		Grupo Aval Acciones y Valores SA, 5.30%	200,652

		Total Colombia	216,103

		South Korea — 0.5%
120,305		Samsung Electronics Co., Ltd., 3.66%	7,873,266

		Taiwan — 0.0%
41,879		Chailease Holding Co., Ltd. 0.00%	150,306
87,382		CTBC Financial Holding Co., Ltd. 3.55%	199,148

		Total Taiwan	349,454

		TOTAL PREFERRED STOCKS (COST $10,471,610)	14,605,998

Par Value(e)		Description	Value ($)

		Corporate Debt — 0.0%

		India — 0.0%
1,893,555	INR	Britannia Industries, Ltd., 5.50%, due 06/03/24	25,701

		TOTAL CORPORATE DEBT (COST $26,020)	25,701

Shares		Description	Value ($)

		WARRANTS — 0.4%

		China — 0.2%
86,638		Espressif Systems Shanghai Co., Ltd., Expires 06/07/2022*	1,794,998
124,706		Wuxi Xinje Electric Co., Ltd., Expires 09/10/2021*	1,226,109

		Total China	3,021,107

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares		Description	Value ($)

		United States — 0.2%
119,900		Shanghai Milkground Food Tech Co., Ltd., Expires 03/17/2022*	1,296,119
76,654		Winner Medical Co., Ltd., Expires 03/28/2022*	1,467,924

		Total United States	2,764,043

		TOTAL WARRANT (COST $6,126,281)	5,785,150

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 1.3%

		Mutual Fund - Securities Lending Collateral — 1.3%
19,860,138		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f) (g)	19,860,138

		TOTAL SHORT-TERM INVESTMENT (COST $19,860,138)	19,860,138

		TOTAL INVESTMENTS — 96.3% (Cost $1,244,889,296)	1,497,699,871

		Other Assets and Liabilities (net) — 3.7%	58,320,125

		NET ASSETS — 100.0%	$1,556,019,996

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $200,693, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

	(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(d)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $37,991 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2021 was $59,182.

	(e)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(f)	Represents an investment of securities lending cash collateral.

	(g)	The rate disclosed is the 7-day net yield as of June 30, 2021.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,140,867 which represents 0.1% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,129	MSCI Emerging Markets E-mini Index	Sep 2021	$77,042,960	$(248,105)

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

At June 30, 2021, the Fund held the following restricted security:

Restricted Security	Acquisition Date	Principal Amount	Cost	Value
Zylox-Tonbridge Medical Technology Co., Ltd.	06/28/21	HKD 36,500	$202,818	$200,693

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Technology	19.6
Financial	17.7
Communications	14.7
Consumer, Non-cyclical	13.1
Consumer, Cyclical	9.6
Industrial	8.8
Basic Materials	7.3
Energy	3.2
Utilities	0.8
Unaffiliated Funds	0.1
Diversified	0.0	*
Short-Term Investment	1.3
Other Assets and Liabilities (net)	3.8

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.